DREXEL HAMILTON MUTUAL FUNDS

45 Rockefeller Plaza

Suite 2000

New York, NY 10111

November 15, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 “F” Street, N.E.

Washington, D.C. 20549

Re:	Drexel Hamilton Mutual Funds (the “Trust”) - Registration Statement

on Form N-1A (Registration No. 333-173306; 811-22545)

Ladies and Gentlemen:

Attached is a memorandum which summarizes the Securities and Exchange Commission (“Commission”) staff’s comments on the Trust’s Pre-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A/A (the “Registration Statement”) filed with the Commission on October 26, 2011 and the Trust’s responses to such comments.

The Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the Registration Statement. The Trust further acknowledges that should the Commission or the staff declare the filing effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement. The Trust further acknowledges that the Commission or its staff, in declaring the Registration Statement effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement. The Trust further acknowledges that it may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States of America.

Very truly yours,

DREXEL HAMILTON MUTUAL FUNDS

By:	/s/ Andrew Bang
Andrew Bang
President

November 15, 2011

Mr. Larry L. Greene

Senior Counsel

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Drexel Hamilton Mutual Funds (the “Trust”)

File Numbers 811-22545 & 333-173306

Dear Mr. Greene:

Please find our responses below to the Securities and Exchange Commission (“Commission”) staff’s (“Staff”) comments as communicated to us via telephone on November 2, 2011, November 4, 2011, and November 7, 2011 with respect to the Trust’s Pre-Effective Amendment No. 3 (the “Pre-Effective Amendment”) to its registration statement (the “Registration Statement”) filed on Form N-1A/A under the Securities Act of 1933 and the Investment Company Act of 1940, as filed with the Securities and Exchange Commission on October 26, 2011.

1. Staff Comment: The Staff commented that the Prospectus should include disclosure regarding the fact that the cost of selling shares short is covered by, or waived under, the fee waiver agreement.

Response:

We have added disclosure in both the Prospectus and SAI to describe the fact that the costs of selling shares short are excluded from the waiver agreement, and shall be paid by the Funds. Such disclosure reads: “The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, litigation, brokerage, extraordinary expenses, and any transactions costs associated with short sales which may include but are not limited to brokerage commissions and dividends that are paid to persons from whom the Fund borrows securities) to an annual rate of 1.25% of the average net assets of the Fund. Net expenses after waiver will include the costs of selling short. This expense limitation and fee waiver agreement may be terminated by the Advisor at any time after November 16, 2012. Prior to November 16, 2012 the expense limitation and fee waiver agreement may only be terminated by the Board of Trustees of Drexel Hamilton Mutual Funds. The Adviser may recoup any waived amount, including organizational fees, from each Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed then existing expense limitations, at the time the waiver or reimbursement is made, and the reimbursement is made within three years after the year in which the Adviser incurred the expense.”

2. Staff Comment: The Staff commented that the risk disclosure in the Prospectus relating to “Derivative Risk” should be further revised to more plainly state the risk to the Funds as a result of the Funds’ adopting a cap on the notional exposure to derivatives equal to each Fund’s net assets.

Response:

We have further revised this “Derivative Risk” disclosure such that the last sentence now reads: “Additionally, because the Fund’s policy is to limit derivative investments only by the Fund’s net asset value, after taking into account existing stock investments, losses in the Fund’s derivative investments could result in the Fund being called upon to meet obligations in an amount equal to the Fund’s net asset value, which could leave the Fund with no assets or insufficient assets to carry on operations, and could, as a result, cause the Fund to wind down its operations.”

3. Staff Comment: The Staff commented that the audited financial statements belong in Part B of form N1-A rather than filed as a separate exhibit in Part C. The Staff further commented that the financial statements were required to describe “Cash Equivalents” held as assets on the statement of assets and liabilities.

Response:

We have moved the initial audited Financial Statements and notes the financial statements into the SAI and incorporated as Part B of the form N1-A filing and clarified that “Cash Equivalents” are held in money market funds. We have also revised the consent letter from the auditor.

4. Staff Comment: The Staff commented that disclosures should address whether the Adviser could recover organizational fees and expenses.

Response:

We have revised the footnotes to each of the fee tables under “Fees and Expenses of the Fund” to disclose that the Adviser could be reimbursed for organizational expenses for each of the Funds. This disclosure is also included the Notes to the Financial Statements which are now included in the SAI and incorporated as Part B of Form N-1/A as well as in the Expense Limitation Agreement filed as Exhibit h(3) to the Trust’s Registration Statement.

5. Staff Comment: The Staff commented that the signature page was not compliant with § 6 of the Securities Act.

Response:	We have revised the signature page to include the signatures of the Trustees of the board.

If you have any questions regarding our response to any of the foregoing comments, please do not hesitate to contact me.

Very Truly Yours,

/Brent S. Gillett/
Brent S. Gillett
Investment Law Group of Gillett Mottern & Walker, LLP